Total
TETON WESTWOOD MIGHTY MITES FUND
TETON WESTWOOD MIGHTY MITESSM FUND (the “Mighty Mites Fund”)
Investment Objective

The Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

Fees and Expenses of the Mighty Mites Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mites Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Mighty Mites Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Mighty Mites Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Mighty Mites Fund’s Statement of Additional Information (“SAI”).

Fees and Expenses of the Mighty Mites Fund:
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD MIGHTY MITES FUND	TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA	TETON WESTWOOD MIGHTY MITES FUND - CLASS A	TETON WESTWOOD MIGHTY MITES FUND - CLASS C	TETON WESTWOOD MIGHTY MITES FUND - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD MIGHTY MITES FUND	TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA	TETON WESTWOOD MIGHTY MITES FUND - CLASS A	TETON WESTWOOD MIGHTY MITES FUND - CLASS C	TETON WESTWOOD MIGHTY MITES FUND - Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.18%	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.45%	1.45%	2.20%	1.20%

Expense Example
This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.
Expense Example - TETON WESTWOOD MIGHTY MITES FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA	148	459	792	1,735
TETON WESTWOOD MIGHTY MITES FUND - CLASS A	542	840	1,160	2,066
TETON WESTWOOD MIGHTY MITES FUND - CLASS C	323	688	1,180	2,534
TETON WESTWOOD MIGHTY MITES FUND - Class I	122	381	660	1,455

You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:
Expense Example, No Redemption - TETON WESTWOOD MIGHTY MITES FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA	148	459	792	1,735
TETON WESTWOOD MIGHTY MITES FUND - CLASS A	542	840	1,160	2,066
TETON WESTWOOD MIGHTY MITES FUND - CLASS C	223	688	1,180	2,534
TETON WESTWOOD MIGHTY MITES FUND - Class I	122	381	660	1,455

Portfolio Turnover

The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Gabelli Funds, LLC, the Mighty Mites Fund’s sub-adviser (the “Gabelli Sub-Adviser”), believes informed investors would be willing to pay to acquire a company. The Gabelli Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Gabelli Sub-Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

Principal Risks

You may want to invest in the Fund if:

•you are a long term investor

•you seek long term growth of capital

•you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Mighty Mites Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Mighty Mites Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mighty Mites Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Mighty Mites Fund’s securities goes down, your investment in the Mighty Mites Fund decreases in value.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Mighty Mites Fund holds, then the value of the Mighty Mites Fund’s shares may decline.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD MIGHTY MITES FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 28.37% (quarter ended December 31,2020) and the lowest return for a quarter was (30.50)% (quarter ended March 31, 2020).

Average Annual Total Returns
Average Annual Total Returns - TETON WESTWOOD MIGHTY MITES FUND	1 Year	5 Years	10 Years
TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA	10.02%	9.34%	8.74%
TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA | After Taxes on Distributions	7.58%	7.91%	7.70%
TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA | After Taxes on Distributions and Sales	7.35%	7.22%	7.00%
TETON WESTWOOD MIGHTY MITES FUND - CLASS A	5.38%	8.19%	8.03%
TETON WESTWOOD MIGHTY MITES FUND - CLASS C	8.21%	8.52%	7.93%
TETON WESTWOOD MIGHTY MITES FUND - Class I	10.29%	9.61%	9.01%
Dow Jones U.S. Micro-Cap Total Stock Market Index (reflects no deduction for fees, expenses or taxes)	22.31%	11.50%	9.90%
Lipper Small Cap Value Fund Average (reflects no deduction for fees, expenses or taxes)	1.81%	7.76%	7.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mighty Mites Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mighty Mites Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

TETON WESTWOOD SMALL CAP EQUITY FUND
TETON WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Investment Objective
The SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses of the SmallCap Equity Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the SmallCap Equity Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the SmallCap Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the SmallCap Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the SmallCap Equity Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees
Shareholder Fees - TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” )	TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA	TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS A	TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS C	TETON WESTWOOD SMALL CAP EQUITY FUND - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” )	TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA	TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS A	TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS C	TETON WESTWOOD SMALL CAP EQUITY FUND - Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.70%	1.70%	2.45%	1.45%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.45%)	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.25%	1.25%	2.00%	1.00%

(1)Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25% for Class AAA shares, 1.25% for Class A shares, 2.00% for Class C shares,

Expense Example

This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA	127	492	881	1,971
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS A	522	872	1,246	2,292
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS C	303	721	1,265	2,752
TETON WESTWOOD SMALL CAP EQUITY FUND - Class I	102	414	749	1,697

You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:
Expense Example, No Redemption - TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA	127	492	881	1,971
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS A	522	872	1,246	2,292
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS C	203	721	1,265	2,752
TETON WESTWOOD SMALL CAP EQUITY FUND - Class I	102	414	749	1,697

Portfolio Turnover

The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price)

Principal Risks

You may want to invest in the Fund if:

•you are a long term investor

•you seek growth of capital

•you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell SmallCap Equity Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the SmallCap Equity Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the SmallCap Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the SmallCap Equity Fund’s securities goes down, your investment in the SmallCap Equity Fund decreases in value.

•Financial Services Risk. The SmallCap Equity Fund may invest from time to time in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate

Performance

The bar chart and table that follow provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 37.22% (quarter ended December 31, 2020) and the lowest return for a quarter was (35.70)% (quarter ended March 31, 2020).

Average Annual Total Returns
Average Annual Total Returns - TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” )	1 Year	5 Years	10 Years
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA	10.93%	13.22%	9.34%
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA | After Taxes on Distributions	10.93%	11.39%	7.81%
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA | After Taxes on Distributions and Sales	6.47%	10.26%	7.29%
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS A	6.31%	12.03%	8.64%
TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS C	9.15%	12.38%	8.53%
TETON WESTWOOD SMALL CAP EQUITY FUND - Class I	11.27%	1.00%	9.62%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	11.20%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	8.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of SmallCap Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their SmallCap Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs, (collectively, “IRAs”).

TETON Convertible Securities Fund
Investment Objective
The Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.
Fees and Expenses of the Convertible Securities Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Convertible Securities Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Convertible Securities Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Convertible Securities Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Convertible Securities Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees
Shareholder Fees - TETON Convertible Securities Fund	TETON Convertible Securities Fund - CLASS AAA	TETON Convertible Securities Fund - CLASS A	TETON Convertible Securities Fund - CLASS C	TETON Convertible Securities Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - TETON Convertible Securities Fund	TETON Convertible Securities Fund - CLASS AAA	TETON Convertible Securities Fund - CLASS A	TETON Convertible Securities Fund - CLASS C	TETON Convertible Securities Fund - Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.62%	1.62%	2.37%	1.37%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.15%	1.15%	1.90%	0.90%

(1)Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Convertible Securities Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Convertible Securities Fund will carry forward, for

Expense Example

This example is intended to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TETON Convertible Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON Convertible Securities Fund - CLASS AAA	117	465	837	1,882
TETON Convertible Securities Fund - CLASS A	513	847	1,204	2,207
TETON Convertible Securities Fund - CLASS C	293	695	1,223	2,670
TETON Convertible Securities Fund - Class I	92	388	705	1,605

Expense Example, No Redemption - TETON Convertible Securities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON Convertible Securities Fund - CLASS AAA	117	465	837	1,882
TETON Convertible Securities Fund - CLASS A	513	847	1,204	2,207
TETON Convertible Securities Fund - CLASS C	193	695	1,223	2,670
TETON Convertible Securities Fund - Class I	92	388	705	1,605

Portfolio Turnover

The Convertible Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Convertible Securities Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Convertible Securities Fund’s performance. During the most recent fiscal year, the Convertible Securities Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Convertible Securities Fund invests, under normal circumstances, at least 80% of its net assets in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Convertible Securities Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Principal Risks:

You may want to invest in the Fund if:

•you are a long term investor

•you seek a high level of current income as well as growth of capital

The Convertible Securities Fund’s share price will fluctuate with changes in the market value of the Convertible Securities Fund’s portfolio securities and changes in prevailing interest rates. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Convertible Securities Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Convertible Securities Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

•Credit Risk. The Convertible Securities Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Convertible Securities Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Convertible Securities Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Convertible Securities Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Convertible Securities Fund’s securities goes down, your investment in the Convertible Securities Fund decreases in value.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in the Convertible Securities Fund’s performance from year to year, and by showing how the Convertible Securities Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index. As with all mutual funds, the Convertible Securities Fund’s past performance (before and after taxes) does not predict how the Convertible Securities Fund will perform in the future. Updated information on the Convertible Securities Fund’s results can be obtained by visiting www.gabelli.com.

TETON CONVERTIBLE SECURITIES FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 16.62% (quarter ended December 31, 2020) and the lowest return for a quarter was (13.48)% (quarter ended March 31, 2020).

Average Annual Total Returns
Average Annual Total Returns - TETON Convertible Securities Fund	1 Year	5 Years	10 Years
TETON Convertible Securities Fund - CLASS AAA	27.22%	14.42%	10.80%
TETON Convertible Securities Fund - CLASS AAA | After Taxes on Distributions	26.01%	13.18%	10.09%
TETON Convertible Securities Fund - CLASS AAA | After Taxes on Distributions and Sales	16.56%	11.10%	8.67%
TETON Convertible Securities Fund - CLASS A	21.86%	13.21%	10.07%
TETON Convertible Securities Fund - CLASS C	25.22%	13.55%	9.97%
TETON Convertible Securities Fund - Class I	27.50%	14.72%	11.07%
ICE Bank of America Merrill Lynch U.S. Convertibles Index (reflects no deduction for fees, expenses or taxes)	46.22%	17.75%	12.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Convertible Securities Fund shares to offset

TETON WESTWOOD EQUITY FUND
Investment Objectives
The Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses of the Equity Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Equity Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees
Shareholder Fees - TETON WESTWOOD EQUITY FUND	TETON WESTWOOD EQUITY FUND - CLASS AAA	TETON WESTWOOD EQUITY FUND - CLASS A	TETON WESTWOOD EQUITY FUND - CLASS C	TETON WESTWOOD EQUITY FUND - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - TETON WESTWOOD EQUITY FUND	TETON WESTWOOD EQUITY FUND - CLASS AAA	TETON WESTWOOD EQUITY FUND - CLASS A	TETON WESTWOOD EQUITY FUND - CLASS C	TETON WESTWOOD EQUITY FUND - Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.63%	1.63%	2.38%	1.38%

Expense Example
This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.
Expense Example - TETON WESTWOOD EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD EQUITY FUND - CLASS AAA	166	514	887	1,933
TETON WESTWOOD EQUITY FUND - CLASS A	559	894	1,251	2,255
TETON WESTWOOD EQUITY FUND - CLASS C	341	742	1,270	2,716
TETON WESTWOOD EQUITY FUND - Class I	140	437	755	1,657

You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Expense Example, No Redemption - TETON WESTWOOD EQUITY FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD EQUITY FUND - CLASS AAA	166	514	887	1,933
TETON WESTWOOD EQUITY FUND - CLASS A	559	894	1,251	2,255
TETON WESTWOOD EQUITY FUND - CLASS C	241	742	1,270	2,716
TETON WESTWOOD EQUITY FUND - Class I	140	437	755	1,657

Portfolio Turnover

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corp., the Equity Fund’s sub-adviser (the “Westwood Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Westwood Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Westwood Sub-Adviser closely monitors the issuers and will sell a stock if the Westwood Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stock declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

Principal Risks

You may want to invest in the Fund if:

•you are a long term investor

•you seek growth of capital

•you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Equity Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Equity Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Equity Fund’s securities goes down, your investment in the Equity Fund decreases in value.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Equity Fund holds, then the value of the Equity Fund’s shares could go down.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 13.14% (quarter ended December 31, 2011) and the lowest return for a quarter was (23.52)% (quarter ended March 31, 2020).

Average Annual Total Returns
Average Annual Total Returns - TETON WESTWOOD EQUITY FUND	1 Year	5 Years	10 Years
TETON WESTWOOD EQUITY FUND - CLASS AAA	2.34%	9.96%	10.09%
TETON WESTWOOD EQUITY FUND - CLASS AAA | After Taxes on Distributions	1.26%	7.59%	8.41%
TETON WESTWOOD EQUITY FUND - CLASS AAA | After Taxes on Distributions and Sales	2.13%	7.61%	8.04%
TETON WESTWOOD EQUITY FUND - CLASS A	(1.98%)	8.80%	9.38%
TETON WESTWOOD EQUITY FUND - CLASS C	0.61%	9.16%	9.27%
TETON WESTWOOD EQUITY FUND - Class I	2.61%	10.24%	10.35%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

TETON WESTWOOD BALANCED FUND
Investment Objective
The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses of the Balanced Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Balanced Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Balanced Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Balanced Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees
Shareholder Fees - TETON WESTWOOD BALANCED FUND	TETON WESTWOOD BALANCED FUND - CLASS AAA	TETON WESTWOOD BALANCED FUND - CLASS A	TETON WESTWOOD BALANCED FUND - CLASS C	TETON WESTWOOD BALANCED FUND - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - TETON WESTWOOD BALANCED FUND	TETON WESTWOOD BALANCED FUND - CLASS AAA	TETON WESTWOOD BALANCED FUND - CLASS A	TETON WESTWOOD BALANCED FUND - CLASS C	TETON WESTWOOD BALANCED FUND - Class I
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.42%	1.42%	2.17%	1.17%

Expense Example
This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.
Expense Example - TETON WESTWOOD BALANCED FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD BALANCED FUND - CLASS AAA	145	449	776	1,702
TETON WESTWOOD BALANCED FUND - CLASS A	539	831	1,145	2,034
TETON WESTWOOD BALANCED FUND - CLASS C	320	679	1,164	2,503
TETON WESTWOOD BALANCED FUND - Class I	119	372	644	1,420

You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Expense Example, No Redemption - TETON WESTWOOD BALANCED FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD BALANCED FUND - CLASS AAA	145	449	776	1,702
TETON WESTWOOD BALANCED FUND - CLASS A	539	831	1,145	2,034
TETON WESTWOOD BALANCED FUND - CLASS C	220	679	1,164	2,503
TETON WESTWOOD BALANCED FUND - Class I	119	372	644	1,420

Portfolio Turnover

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Balanced Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

Principal Risks

You may want to invest in the Fund if:

•you are a long term investor

•you seek both growth of capital and current income

•you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Balanced Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Balanced Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Credit Risk. The Balanced Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Balanced Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Balanced Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 8.26% (quarter ended June 30, 2020) and the lowest return for a quarter was (13.61)% (quarter ended March 31, 2020).

Average Annual Total Returns
Average Annual Total Returns - TETON WESTWOOD BALANCED FUND	1 Year	5 Years	10 Years
TETON WESTWOOD BALANCED FUND - CLASS AAA	4.61%	7.84%	7.00%
TETON WESTWOOD BALANCED FUND - CLASS AAA | After Taxes on Distributions	3.34%	5.94%	5.84%
TETON WESTWOOD BALANCED FUND - CLASS AAA | After Taxes on Distributions and Sales	3.57%	5.95%	5.78%
TETON WESTWOOD BALANCED FUND - CLASS A	0.21%	6.70%	6.79%
TETON WESTWOOD BALANCED FUND - CLASS C	2.86%	7.03%	6.70%
TETON WESTWOOD BALANCED FUND - Class I	4.89%	8.10%	7.76%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.92%	4.98%	4.19%
60% S&P 500 Index and 40% Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	14.61%	11.12%	10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Balanced Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Balanced Fund shares through tax-